Summary of Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Derivative instruments (assets)
Gross fair value of recognized assets	[1],[2]	$ 66,435	$ 32,895
Assets Gross fair value not offset in balance sheets
Financial instruments	[1]	(38,236)	(32,595)
Cash collateral pledged	[1]	19,060	279
Net fair value	[1]	9,139	21
Derivatives instrument (liabilities)
Gross fair value of recognized liabilities	[2],[3]	76,107	140,655
Liabilities Gross fair value not offset in balance sheets
Financial Instruments	[3]	(38,236)	(32,595)
Cash collateral pledged	[3]	(37,871)	(105,929)
Net fair value	[3]	$ 0	$ 2,131

[1]	The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.
[2]	The gross fair value of derivative instruments are not netted against offsetting liabilities for presentation on the consolidated balance sheets.
[3]	The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.